Suppliers and contractors (Tables)	12 Months Ended
Dec. 31, 2022
Suppliers And Contractors
Summary of amount due to suppliers and contractors

	Notes	December 31, 2022	December 31, 2021
Third parties – Brazil		2,691	1,766
Third parties – Abroad		1,599	1,618
Related parties	31	171	91
Total		4,461	3,475